Investment in Associate (Tables)	12 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity Method Investments

	2019	2018

Balance at the beginning of year	891,984	-
Acquisition of 3,000 shares in DJMC	$-	$900,000
Share of equity gain / (loss)	1,573	(8,016)
Disposition of 3,000 shares in DJMC	(900,000)	-
Gain on disposition of 3,000 shares in DJMC	6,443	-
Balance at the end of year	$-	$891,984